Income Taxes	6 Months Ended
Jun. 30, 2013
Income Taxes
Income Taxes

(11) Income Taxes

        CVR Refining is treated as a partnership for U.S. federal income tax purposes. Generally, each common unitholder is required to take into account its respective share of CVR Refining's income, gains, loss and deductions. The Partnership is not subject to income taxes, except for a franchise tax in the state of Texas. The income tax liability of the common unitholders is not reflected in the condensed consolidated and combined financial statements of the Partnership.